Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,164.7	$ 1,139.5	$ 1,086.4
Cost of sales	776.0	772.2	708.0
Manufacturing margins	388.7	367.3	378.4
Operating expenses:
Selling, general and administrative expenses	229.7	236.0	230.4
Amortization expense	24.7	26.6	29.3
Loss (gain) on currency translation	2.7	(5.7)	(3.3)
Other expense, net	21.5	16.9	8.9
Total operating expenses	278.6	273.8	265.3
Operating earnings	110.1	93.5	113.1
Interest expense, net	42.9	44.5	60.8
Loss on debt extinguishment	1.2	25.2	0.0
Other non-operating expenses	0.9	1.1	0.7
Earnings from continuing operations before income taxes	65.1	22.7	51.6
Income tax expense	18.5	14.9	14.6
Net earnings from continuing operations	46.6	7.8	37.0
Loss from discontinued operations (net of income taxes)	(5.1)	(6.7)	(6.5)
Net earnings	$ 41.5	$ 1.1	$ 30.5
Basic:
Net earnings from continuing operations (in dollars per share)	$ 0.67	$ 0.11	$ 0.55
Loss from discontinued operations (in dollars per share)	(0.07)	(0.09)	(0.10)
Net earnings (in dollars per share)	0.60	0.02	0.45
Diluted:
Net earnings from continuing operations (in dollars per share)	0.65	0.11	0.53
Loss from discontinued operations (in dollars per share)	(0.07)	(0.09)	(0.10)
Net earnings (in dollars per share)	$ 0.58	$ 0.02	$ 0.43